Long-Term Investments, Net (Details)							12 Months Ended
	Sep. 03, 2025 shares	Aug. 18, 2025 USD ($)	Aug. 18, 2025 SGD ($)	Sep. 13, 2024 USD ($)	Sep. 13, 2024 HKD ($)	May 28, 2024 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Aug. 02, 2024 USD ($) shares
Long-Term Investments, Net [Line Items]
Cumulative unrealized impairment							$ 290,000	$ 290,000
Impairment loss of long-term investments, net								$ 290,000
Investment A [Member]
Long-Term Investments, Net [Line Items]
Percentage of outstanding share capital						2.47%
Aggregate purchase price						$ 290,000
Investment B [Member]
Long-Term Investments, Net [Line Items]
Ordinary shares (in Shares) | shares										10
Stock split shares | shares	500,000
Subscription price										$ 368,000
Investment C [Member]
Long-Term Investments, Net [Line Items]
Percentage of outstanding share capital				4.90%	4.90%
Cash consideration				$ 6,000	$ 49
Investment D [Member]
Long-Term Investments, Net [Line Items]
Percentage of outstanding share capital		19.00%	19.00%
Cash consideration		$ 126,000	$ 161,500